Related-Party Disclosures - Schedule of Compensation of Key Management Personnel and Directors of the Company (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about key management personnel [abstract]
Salaries and other short-term employment benefits	CAD 11.3	CAD 12.3
Directors' fees	0.8	1.0
Share-based compensation	4.0	3.2
Total compensation	CAD 16.1	CAD 16.5